BORROWINGS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Borrowings and Notes Payable

Composition as of December 31, 2021:

	Reference to notes	Annual interest rate
Notes payable series F	15(3) and 15(5)	2.16% fixed
Notes payable series G	15(2) and 15(6)	4% fixed
Notes payable series H	15(2)	2.08% fixed
Borrowing P (received in 2017)		2.38% fixed
Borrowing Q (received in 2017)		2.5% fixed
Borrowing R (received in 2021)	15(4)	2.55% fixed

Schedule of Changes in Debentures, Including Cash Flows From Financing Activities

The following table details the changes in financial liabilities, including cash flows from financing activities:

		Movements in 2021
	As at December 31, 2020	Cash flows used in financing activities, net	Non cash movements
			CPI adjustments and other	Against lease ROU asset	As at December 31, 2021
	New Israeli Shekels in millions
Non-current borrowings*	138	98			236
Notes payable*	1,457	(17)			1,440
Financial liability at fair value	4		(4)
Interest payable	17	(48)	49		18
Lease liability	702	(148)	18	148	720
	2,318	(115)	63	148	2,414

* Including current maturities.

		Movements in 2020
	As at December 31, 2019	Cash flows used in financing activities, net	Non cash movements
			CPI adjustments and other	Against lease ROU asset	As at December 31, 2020
	New Israeli Shekels in millions
Non-current borrowings*	191	(52)	(1)		138
Notes payable*	1,589	(154)	22		1,457
Financial liability at fair value	28		(24)		4
Interest payable	8	(49)	58		17
Lease liability	617	(147)	18	214	702
	2,433	(402)	73	214	2,318

* Including current maturities.